Price Risk Management Assets And Liabilities (Partnership's Derivative Assets And Liabilities Recognized OCI On Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in Value Recognized in OCI on Derivatives (Effective Portion)	$ (1)	$ 8	$ 6
Commodity Derivatives [Member]
Change in Value Recognized in OCI on Derivatives (Effective Portion)	$ (1)	$ 8	$ 6